CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Convertible Note Abstract
SCHEDULE OF BONDS PAYABLE	Convertible Note consist of the following:
	December 31,	December 31,
	2024	2023
	US$	US$
Convertible Promissory Note	7,500,000	9,000,000
Total convertible note	7,500,000	9,000,000